TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 3)
PRC	7,165,097	—	—	—
Deferred tax assets
PRC	25,905,564	4,915,611	(35,242,565)	(5,109,692)
Other jurisdictions	(44,312,311)	(183,867,203)	—	—
Subtotal	(18,406,747)	(178,951,592)	(35,242,565)	(5,109,692)
Change in valuation allowance
PRC	(25,905,564)	(4,915,611)	35,242,565	5,109,692
Other jurisdictions	44,312,311	183,867,203	—	—
Subtotal	18,406,747	178,951,592	35,242,565	5,109,692
Income tax expense	7,165,097	—	—	—

Schedule of reconciliation between statutory EIT rate and Group's effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022

PRC statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(10)%	0%	0%
Change in future tax rate (upon expiration of preferential rate)	0%	0%	0%
Change of prior year deferred tax assets	1%	(19)%	(11)%
Change of valuation allowance	(10)%	(28)%	(20)%
Income not subject to tax and non-deductible expenses, net	0%	0%	0%
Effect of expired net operating loss	(6)%	22%	6%
PRC withholding tax	2%	0%	0%
Effective EIT rate	2%	0%	0%

Schedule of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	1,059,821	838,333	121,547
Temporary differences related to impairment on advances to suppliers	1,955,941	1,955,941	283,585
Temporary differences related to provision for doubtful accounts	631,200	631,200	91,515
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	17,022,219	(3,466,064)	(502,532)
Startup expenses and advertising fees	105,917	105,917	15,357
Temporary differences related to equity investments	11,740,058	9,252,558	1,341,495
Temporary differences related to provision for prepayment for equipment	5,000,000	—	—
Tax loss carry forwards	86,367,347	79,322,053	11,500,617
Total deferred tax assets	123,882,503	88,639,938	12,851,584
Less: Valuation allowance	(123,882,503)	(88,639,938)	(12,851,584)
Total deferred tax assets	—	—	—

Schedule of movement of valuation allowance on deferred tax assets

Movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Beginning balance	302,834,095	123,882,503	17,961,276
Decrease in valuation allowance	(178,951,592)	(35,242,565)	(5,109,692)
Ending balance	123,882,503	88,639,938	12,851,584